Revenues - Schedule of Breakdown of Revenues by Sales Channel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,904,549	€ 1,492,840	€ 1,292,402
Total Direct to Consumer (DTC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,265,026	918,207	851,429
ZEGNA branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	945,313	772,505	712,862
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	183,422	145,702	138,567
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	136,291	0	0
Total Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	634,735	570,310	436,480
ZEGNA branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	164,178	151,437	134,449
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	194,988	184,312	124,830
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	99,240	0	0
Third Party Brands and Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	176,329	234,561	177,201
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 4,788	€ 4,323	€ 4,493